Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2024
Financial Risk Management [Abstract]
Financial risk management objectives and policies
25. Financial risk management objectives and policies
Financial Risk Factors
The Company, by nature of its business and treasury policies, is exposed to financial risks. The Company’s overall financial risk policy aims to minimize potential unfavorable impacts arising from the markets’ fluctuations on the Company’s financial performance. The Company does not engage in speculative transactions or transactions which are not related to its commercial, investing or borrowing activities.
Liquidity risk
Prudent liquidity risk management implies maintaining sufficient cash and cash equivalents, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. Due to the dynamic nature of the underlying businesses, the Company aims to maintain flexibility in funding by having both committed and uncommitted credit lines available.
The table below summarizes the maturity profile of financial liabilities at December 31, 2024 based on contractual undiscounted payments.

	Less than 6 months	6 to 12 months	1 to 5 years	>5 years	Total
Loans from related parties	$11,446	$7,135	$397,591	$—	$416,172
Loans from third parties	25,143	—	—	—	25,143
Lease liabilities	6,974	6,974	37,286	37,440	88,674
Derivative financial instruments	2,210	3,436	26,261	—	31,907
Other non-current liabilities	—	—	—	—	—
Trade and other payables	148,558	—	—	—	148,558
	$194,331	$17,545	$461,138	$37,440	$710,454

The table below summarizes the maturity profile of financial liabilities at December 31, 2023 based on contractual undiscounted payments.
25. Financial risk management objectives and policies (continued)

	Less than 6 months	6 to 12 months	1 to 5 years	>5 years	Total
Loans from related parties	$4,676	$269,876	$80,457	$—	$355,009
Loans from third parties	—	—	—	—	—
Lease liabilities	6,053	6,053	34,403	26,824	73,333
Derivative financial instruments	2,706	16,621	—	—	19,327
Other non-current liabilities	—	—	114	—	114
Trade and other payables	162,696	—	—	—	162,696
	$176,131	$292,550	$114,974	$26,824	$610,479
Foreign exchange risk
The majority of the Company’s debt obligations are denominated in Euros. As a result, the Company is exposed to foreign currency exchange rate risk arising from the conversion of Euro loan proceeds to U.S. Dollars at the borrowing date and the related obligation to repay the loans in Euros at maturity. To manage this exposure, the Company may enter into derivative financial instruments to offset its exposure to fluctuations in the Euro/U.S. Dollar exchange rate during the life of the loans. These activities and the related account balances are further described in Note 9.
In addition to foreign exchange gains and losses arising from re-measurement of Euro denominated debt obligations to USD, the Company is exposed to foreign exchange gains and losses on Euro denominated interest obligations and other foreign currency denominated payables or receivables which are recorded in the Consolidated Statements of Income in one period and settled in another.
Derivatives
€150,000 Cross-currency interest rate swaps maturing June 2029 – Economic Hedge
On April 29, 2024, the Company entered into 5-year cross-currency interest rate swap agreements with third party financial institutions to manage the foreign currency and interest rate risk associated with fixed rate Euro denominated borrowings maturing on June 11, 2029. These borrowings are further described in Note 18. Under the terms of these agreements, the counterparties fixed the June 11, 2029, U.S. Dollar to Euro exchange rate for the scheduled €150,000 repayment at an average of $1.07213 to €1.00. In addition, over the life of the agreements, the Company will receive Euro denominated fixed rate interest on €150,000 and pay U.S. Dollar denominated fixed rate interest on $160,820.
Through the cross-currency swaps, the Company converted the Euro denominated fixed rate loan to a U.S. dollar loan at a pre-agreed foreign exchange rate and fixed U.S. dollar interest rate. These derivative financial instruments were initially recognized at fair value on the inception dates and are subsequently re-measured at fair value at the end of each reporting period. Gains or losses arising from changes in the fair value of the derivative financial instruments are recognized in the Consolidated Statements of Income as derivative financial instrument gain/(loss), net.
€150,000 Cross-currency interest rate swaps maturing July 2027 – Economic Hedge
On November 18, 2024, the Company entered into 30-month cross-currency interest rate swap agreements with third party financial institutions to manage the foreign currency and interest rate risk associated with fixed rate Euro denominated borrowings maturing on July 7, 2027. These borrowings are further described in Note 18. Under the terms of these agreements, the counterparties fixed the July 7, 2027, U.S. Dollar to Euro exchange rate for the scheduled €150,000 repayment at an average of $1.05383 to €1.00. In addition, over the life of the agreements, the Company will receive Euro denominated fixed rate interest on €150,000 and pay U.S. Dollar denominated fixed rate interest on $158,075.
25. Financial risk management objectives and policies (continued)
Through the cross-currency swaps, the Company converted the Euro denominated fixed rate loan to a U.S. dollar loan at a pre-agreed foreign exchange rate and fixed U.S. dollar interest rate. These derivative financial instruments were initially recognized at fair value on the inception dates and are subsequently re-measured at fair value at the end of each reporting period. Gains or losses arising from changes in the fair value of the derivative financial instruments are recognized in the Consolidated Statements of Income as derivative financial instrument gain/(loss), net.
Foreign Exchange Forwards – Fixed Rate Debt – Economic Hedge
To manage the foreign currency exchange rate risk associated with its Euro denominated fixed rate borrowing, the Company has entered into a series of short-term foreign exchange derivatives with third party financial institutions. Under the terms of the open positions at December 31, 2024, the Company fixed the U.S. Dollar to Euro at with value dates of February 24, 2025 (notional amount €32,800 at $1.04258 to €1.00).
Under the terms of the open positions at December 31, 2023, the Company fixed the U.S. Dollar to Euro exchange rate at an average of $1.07092 to €1.00 with value dates of, March 22, 2024 (notional amount €40,800 at $1.07945 to €1.00 and notional amount €30,000 at $1.07907 to €1.00), and April 5, 2024 (notional amount €42,000 at $1.05962 to €1.00 and €10,000 at $1.05918 to €1.00).
Under the terms of the open positions at December 31, 2022, the Company fixed the U.S. Dollar to Euro exchange rate at an average of $1.04531 to €1.00 with value dates of April 6, 2023 (notional amount €42,000 at $1.00344 to €1.00 and €10,000 at $1.00491 to €1.00) and June 23, 2023 (notional amount €40,800 at $1.0759 to €1.00 and €30,000 at $1.0758 to €1.00).
Foreign Exchange Forwards – Variable Rate RCF Debt – Economic Hedge
To manage the foreign currency exchange rate risk associated with its Euro denominated variable rate borrowing, the Company has entered into a series of short-term foreign exchange derivatives with third party financial institutions. Under the terms of the open positions at December 31, 2024, the Company fixed the U.S. Dollar to Euro at an average of $1.10478 to €1.00 with value dates of February 24, 2025 (notional amount €2,800 at $1.04258 to €1.00) and March 21, 2025 (notional amount €10,000 at $1.1222 to €1.00).
Under the terms of the open positions at December 31, 2023, the Company fixed the U.S. Dollar to Euro at an average of $1.08840 to €1.00 with value dates of January 19, 2024 (notional amount €16,500 at $1.09379 to €1.00) and February 29, 2024 (notional amount €20,000 at $1.08395 to €1.00).
At December 31, 2022 there were no open positions.
Interest Rate Swap - Exposure to Variable Interest Rates– Economic Hedge
In May 2022, the Company entered into two 3-year interest rate swap agreements with third party financial institutions to manage the interest rate risk associated with the variable interest rates. Under the terms of those agreements, the counterparties fixed the interest rate for a notional amount of $100,000. Over the life of the agreements, the Company will receive variable rate interest on $100,000 and pay a fixed rate interest of 2.653% on $50,000 and 2.655% on $50,000 Gains or losses arising from changes in the fair value of the derivative financial instruments are recognized in the Consolidated Statements of Income as finance cost.
In January and February 2023, the Company entered into two 3-year interest rate swap agreements with third party financial institutions to manage the interest rate risk associated with the variable interest rates. Under the terms of those agreements, the counterparties fixed the interest rate for a notional amount of $100,000. Over the life of the agreements, the Company will pay variable rate interest on $100,000 and receive fixed rate interest of 3.976% on $50,000 and 4.166% on $50,000. Gains or losses arising from changes in the fair value of the derivative financial instruments are recognized in the Consolidated Statements of Income as finance cost.
25. Financial risk management objectives and policies (continued)
Natural Gas Cash Flow Hedge
In 2023, the Company entered into a series of natural gas swap transactions in order to fix a portion of the monthly NYMEX component of its natural gas costs during 2023 and 2024. The total notional amount of the swap contracts was 420,000 MMBtus of which 390,000 MMBtus were outstanding at December 31, 2023 with a final settlement date is June 5, 2024. The Company designated a cash flow hedge relationship between the highly probable forecast monthly purchases of natural gas during 2023 and 2024 and the swap contracts. Due to matching of economic terms, no ineffectiveness was anticipated in this hedge relationship and none was recognized in the Consolidated Statements of Income as cost of goods sold during 2024.
In 2022, the Company entered into a series of natural gas swap transactions in order to fix a portion of the monthly NYMEX component of its natural gas costs during 2023. The total notional amount of the swap contracts was 2,970,000 MMBtus with a final settlement date is December 31, 2023. The Company designated a cash flow hedge relationship between the highly probable forecast monthly purchases of natural gas during 2023 and the swap contracts. Due to matching of economic terms, no ineffectiveness was anticipated in this hedge relationship and none was recognized in the Consolidated Statements of Income as cost of goods sold during 2023. There were no open positions at December 31, 2024.
Credit Support Payments and Receipts
The Company and each financial institution counterparty is required to post weekly credit support payments for the difference between:
(a)accumulated mark-to-market gains or losses on derivative financial instruments; and
(b)the net accumulated credit support payments posted, provided that the difference is at least €1,000 or €500, depending on the counterparty, when compared to the previous weekly calculation.
Sensitivity analysis to foreign exchange rate differences
The following table demonstrates the sensitivity of the Company’s profit before income tax to reasonable changes in foreign exchange rates (after taking into consideration the impact of outstanding economic hedges in place for Euro denominated borrowings and other obligations), with all other variables held constant:

Year Ended	Decrease in USD:Euro FX Rate	Effect on profit before tax (-/+)	Increase in USD:Euro FX Rate	Effect on profit before tax (+/-)
12/31/24	5.0%	$—	-5.0%	$—
12/31/23	5.0%	$—	-5.0%	$—
12/31/22	5.0%	$—	-5.0%	$—
Interest rate risk
As the Company has no material interest-bearing assets, the Company’s income and operating cash flows are not directly impacted by changes in market interest rates. The Company’s interest rate risk arises from short-term and long-term borrowings. Borrowings issued at variable rates expose the Company to cash flow interest rate risk. Borrowings issued at fixed rates expose the Company to fair value interest rate risk. The Company’s policy for long term borrowings will vary and is managed by the Company in coordination with TCI’s group treasury function.
The following table demonstrates the sensitivity of the Company’s profit before income tax (considering the impact of the outstanding floating rate borrowings at the end of the period) to reasonable changes in interest rates, with all other variables held constant:
25. Financial risk management objectives and policies (continued)

Year Ended	Interest Rate Increase	Effect on profit before tax (-/+)	Interest Rate Decrease	Effect on profit before tax (+/-)
12/31/24	1.0%	$133	(1.0)%	$(133)
12/31/23	1.0%	$403	(1.0)%	$(403)
12/31/22	1.0%	$700	(1.0)%	$(700)
Cash flow hedge
The Company entered into a series of natural gas swap transactions in order to fix a portion of the monthly NYMEX component of its natural gas costs during 2024, 2023, and 2022. The Company designated a cash flow hedge relationship between the highly probable forecast monthly purchases of natural gas during 2024 and 2023, and the swap contracts.
The following table demonstrates the sensitivity of the Company’s OCI (considering the impact of the outstanding contracts at the end of the period) to reasonable changes in natural gas pricing, with all other variables held constant:

Year Ended	Decrease in NG contract price	Effect on OCI before tax (-/+)	Increase in NG contract price	Effect on OCI before tax (+/-)
12/31/24	$1.00	$—	$1.00	$—
12/31/23	$1.00	$390	$1.00	$(390)
12/31/22	$1.00	$2,940	$1.00	$(2,940)
Credit risk
The Company has no material concentrations of credit risk. Trade accounts receivable consist mainly of a large, widespread customer base. The Company monitors the financial position of its debtors on an ongoing basis. Refer to Note 15 for further details.
Financial instruments by measurement category
As of December 31, 2024 and 2023, the Company’s financial assets were classified as follows:

	2024		2023
	Assets at amortized cost	Assets at FVPL *	Assets at amortized cost	Assets at FVPL *

Financial Assets
Trade receivables, net	$48,119	$—	$55,873	$—
Other receivables, net	57,937	—	65,121	—
Non-current assets	—	10,076	—	5,547
Derivative financial instruments	—	709	—	7,386
Derivative credit support payments	4,389	—	11,470	—
Cash and cash equivalents	12,124	—	22,036	—
	$122,569	$10,785	$154,500	$12,933
25. Financial risk management objectives and policies (continued)
At December 31, 2024 and 2023, the Company’s financial liabilities were classified as follows:

	2024		2023
	Liabilities at amortized cost	Liabilities at FVPL *	Liabilities at amortized cost	Liabilities at FVPL *
Financial Liabilities
Accounts payable	$139,831	$—	$151,229	$—
Related party payables	8,727	—	11,467	—
Borrowings	391,830	—	343,932	—
Derivative financial instruments-economic hedges	—	9,432	—	10,512
Derivative credit support receipts	304	—	7,142	—
Other noncurrent liabilities	330	—	114	—
	$541,022	$9,432	$513,884	$10,512

*    “FVPL” Fair value through profit or loss
**     “FVOCI” Fair value through comprehensive income
Fair value of financial instruments
Recurring fair value measurements
Recurring fair value measurements are those that the accounting standards require or permit in the statement of financial position at the end of each reporting period. The Company’s derivative financial instruments fall under this category, and under the fair value hierarchy, are measured based on Level 2 inputs.
Level 2 derivative financial instruments comprise cross currency interest rate swaps, interest rate swaps, foreign exchange forward contracts and natural gas futures. The Company uses a variety of valuation methods and makes assumptions that are based on market conditions existing at each reporting date. The recorded fair values of these contracts are based on: a) forward exchange rates that are quoted in an active market, b) forward interest rates extracted from observable yield curves, and c) natural gas prices, which are quoted in an active market. There were no changes in valuation techniques for Level 2 recurring fair value measurements during the years ended December 31, 2024, 2023, or 2022.
Financial instruments for which fair value does not approximate carrying amount
Financial instruments where fair value is not deemed to approximate carrying amount in the statement of financial position are the Company’s loans from related parties and lease liabilities. The fair values are disclosed in Note 18.
•Loans from related parties – the fair value of loans from related parties are measured based on Level 3 inputs. The valuation models incorporate parameters such as interest rates and price quotations at the reporting date. With respect to long-term borrowings, quoted market prices or dealer quotes for the specific or similar instruments are also used.
•Lease liabilities – the fair value of lease liabilities is measured based on Level 2 inputs. The valuation model incorporates interest rates observable at commonly quoted intervals used to recalculate remaining lease payments based on current incremental borrowing rates.
25. Financial risk management objectives and policies (continued)
Capital management
The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern to provide returns for its stockholders and to maintain a reasonable capital structure and related cost of capital. The Company is a subsidiary of a group, the ultimate parent of which is TCI. As such, the capital management strategy of the Company is not determined in isolation, but rather, by taking into consideration both local and overseas funding alternatives, relative costs, and financial flexibility.
The Company has a history of strong operating cash flow and available lines of credit (Note 18).